Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information
Cash paid for interest			$ 6,594	$ 1,649	$ 7,858	$ 858
Non-cash investing activity:
Receipt of MSRs created in loan sales activities	52,478	15,085	94,214	25,971	90,472	8,253	1,174
Non-cash financing activity:
Cancellation of stock subscription						61	209
Stock subscription					125	1,709
Contributions and concurrent distributions						14,968
Contribution receivable						$ 16,288